Summary of material accounting policies - Borrowings (Details) $ / shares in Units, $ in Thousands, $ in Millions				1 Months Ended						6 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Dec. 30, 2025 USD ($) shares $ / shares	Dec. 22, 2022	Nov. 19, 2021	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($) acquisition shares	Dec. 31, 2025 USD ($) acquisition $ / shares shares	Dec. 31, 2024	Nov. 30, 2021	Jun. 30, 2018 USD ($)	Dec. 31, 2025 USD ($) acquisition shares	Jun. 30, 2026 USD ($) shares	May 31, 2026 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2025 AUD ($) acquisition shares	Nov. 25, 2025 shares	Dec. 01, 2024 USD ($)
Disclosure of summary of significant accounting policies
Proceeds from borrowings													$ 121,039	$ 0	$ 0
Repayments of borrowings, classified as financing activities													$ 124,981	$ 7,824	10,000
Number of shares warrants granted to purchase (in shares) | shares				884,838							884,838		884,838	884,838			1,600,000
Share Price (in USD/AUD per share) | $ / shares	$ 3.20					$ 3.20
Warrant exercise term					5 years					5 years
Borrowings				$ 119,235							$ 119,235		$ 119,235	$ 121,894
Fixed interest rate
Disclosure of summary of significant accounting policies
Borrowings				$ 127,334							$ 127,334		127,334	128,157
American depositary shares
Disclosure of summary of significant accounting policies
Percentage of premium for volume-weighted average price	15.00%				15.00%
Warrants
Disclosure of summary of significant accounting policies
Fair value of warrants issued					$ 4,000	$ 4,000				$ 4,000						$ 5.9
Borrowings - Credit-line facility
Disclosure of summary of significant accounting policies
Depository receipt ratio	10				10	10				10						10
Oaktree Capital Management, L.P.
Disclosure of summary of significant accounting policies
Percentage of premium for volume-weighted average price		15.00%	15.00%
Remeasurement of borrowing arrangements within finance gains (loss)													$ (1,500)	(200)	(2,300)
NovaQuest Capital Management, L.L.C.
Disclosure of summary of significant accounting policies
Borrowings principal amortization period				4 years					4 years		4 years		4 years
Remeasurement of borrowing arrangements within finance gains (loss)													$ 500	(200)	(100)
NovaQuest Capital Management, L.L.C. | Fixed interest rate
Disclosure of summary of significant accounting policies
Borrowings term									8 years
Borrowings maturity, term									8 years
Borrowings, interest period									4 years
Sales percentage against payment cap amount				25.00%							25.00%		25.00%
NovaQuest Capital Management, L.L.C. | Tranche one | Fixed interest rate
Disclosure of summary of significant accounting policies
Borrowings, interest rate									15.00%
Borrowings									$ 30,000
Borrowings - Credit-line facility
Disclosure of summary of significant accounting policies
Borrowing facilities, maximum borrowing capacity	$ 125,000				$ 125,000	$ 125,000				$ 125,000
Borrowings term					5 years
Proceeds from borrowings				$ 50,000	$ 75,000						$ 125,000
Borrowing facilities, remaining borrowing capacity				$ 50,000							$ 50,000		$ 50,000
Borrowings maturity, term	5 years				5 years
Borrowings, interest rate				8.00%	8.00%	8.00%				8.00%	8.00%		8.00%			8.00%
Gain (loss) recognized remeasurement of borrowing arrangements													$ 1,000	$ 0	$ 0
Borrowings - Credit-line facility | American depositary shares
Disclosure of summary of significant accounting policies
Number of shares warrants granted to purchase (in shares) | shares	322,576				322,576	322,576				322,576						322,576
Borrowings - Credit-line facility | Warrants
Disclosure of summary of significant accounting policies
Number of warrants granted to purchase shares (in shares)	3,225,756				3,225,756	3,225,756				3,225,756						3,225,756
Senior debt facility | Oaktree Capital Management, L.P.
Disclosure of summary of significant accounting policies
Repayments of borrowings, classified as financing activities					$ 41,700
Borrowings maturity, term								5 years
Borrowings, interest rate								9.75%
Borrowings, interest period							3 years	3 years
Percentage of principal amortizes over two years							5.00%	5.00%
Borrowings principal amortization period								2 years
Borrowings, unpaid interest portion per annum								1.75%
Borrowings																		$ 52,200
Senior debt facility | Oaktree Capital Management, L.P. | Quarterly payments
Disclosure of summary of significant accounting policies
Borrowings, interest rate								8.00%
Senior debt facility | Oaktree Capital Management, L.P. | Tranche one
Disclosure of summary of significant accounting policies
Borrowings, interest rate								9.75%
Senior debt facility | NovaQuest Capital Management, L.L.C.
Disclosure of summary of significant accounting policies
Repayments of borrowings, classified as financing activities				$ 50,400								$ 14,600
Loan And Security Agreement | NovaQuest Capital Management, L.L.C.
Disclosure of summary of significant accounting policies
Repayments of borrowings, classified as financing activities					$ 25,000